SUMMARY OF SIGNIFICANT ACCOUNTING POLICES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICES

a.             Basis of Presentation

The accompanying condensed financial statements include the accounts of the Company, are prepared in accordance with accounting principles generally accepted in the United States and are prepared on the accrual method of accounting.

There have been no significant changes to the summary of significant accounting policies disclosed in Note 2 to the financial statements as of December 31, 2014 included in the Form 10-K filed on March 31, 2015.

b.            Reclassifications

Certain prior year items have been reclassified to conform to the current year presentation. These reclassifications had no impact on the Company’s financial statements.

NOTE 2 -       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.             Basis of Presentation

The accompanying financial statements include the accounts of the Company, and are prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

b.             Reclassifications

Certain prior year items have been reclassified to conform to the current year presentation. These reclassifications had no impact on the Company’s net loss.

c.             Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities at the date of purchase of three months or less to be cash equivalents.

The Company's cash and cash equivalents, at December 31, consisted of the following:

	2014	2013
Cash in bank	$586,469	$414,001
Money market funds	990	50
Cash and cash equivalents	$587,459	$414,051

d.             Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. Cash and cash equivalents are deposited in demand and money market accounts in two financial institutions in the United States. Accounts at financial institutions in the United States are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to certain limits. At times, the Company’s deposits or investments may exceed federally insured limits.  At December 31, 2014, the Company had approximately $328,000 at two financial institutions in excess of FDIC insured limits. The Company has not experienced any losses in such accounts.

e.             Use of Estimates

The preparation of accompanying financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. The Company’s significant estimates include primarily those required in the valuation or impairment analysis of capitalization of labor under software development costs, property and equipment, revenue recognition, allowances for doubtful accounts, stock-based compensation, warrants, litigation accruals and valuation allowances for deferred tax assets. Although the Company believes that adequate accruals have been made for unsettled issues, additional gains or losses could occur in future years from resolutions of outstanding matters. Actual results could differ materially from original estimates.

f.              Inventory

Inventory is stated at the lower of cost (determined using the first-in, first-out method) or market. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.  No such adjustments have been made in years 2014 or 2013.

g.             Deferred Loan Costs

The Company is attempting to secure up to $2.0 million in funding pursuant to an EB-5 program, which originally had been expected to close in 2014.  The Company remains optimistic that it can successfully close this funding in 2015.  The EB-5 program is a program under which foreign nationals loan money to U.S. companies who are creating U.S. jobs.  Following the job creation, the foreign lenders receive U.S. “green cards”.

On December 30, 2013, the Company executed an agreement with a third-party service provider to provide business, promotional, financial and EB-5 Regional Center consulting relating to the Company’s attempts to secure the $2.0 million in funding as part of the EB-5 program.  For those services, the Company prepaid $50,000.  This prepayment will be matched or netted against the expected funding from the completed EB-5 program.   This prepayment will be charged to general and administrative expense upon closing the funding.

h.             Property and Equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, ranging as follows:

Computer hardware/software	3 years
Fleet vehicles	5 years
Furniture and fixtures	5 to 7 years

Depreciation expense on property and equipment was $47,393 and $35,935 for the years ended December 31, 2014 and 2013, respectively.

i.              Leased Property & Obligation under Capital Lease

On December 22, 2014, the Company executed a forty-eight month lease agreement with a third-party service provider for the lease of two vehicles.  The agreement requires monthly payments totaling $35,098 over the life of the lease and has a minimal buy-out option at the end of the lease.  The lease meets the definition of a capitalized lease in accordance with “Leases - ASC 840-10-15”.  Accordingly, both a lease property asset and obligation in the amount of $35,098 is being reported as of December 31, 2014.  No monthly payments were made in fiscal year 2014.

j.              Long-lived Assets

The Company reviews its long-lived assets including property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Examples of such events could include a significant disposal of a portion of such assets, an adverse change in the market involving the business employing the related asset, a significant decrease in the benefits realized from an acquired business, difficulties or delays in integrating the business or a significant change in the operations of an acquired business.

An impairment test involves a comparison of undiscounted cash flows from the use of the asset to the carrying value of the asset.  Measurement of an impairment loss is based on the amount that the carrying value of the asset exceeds its fair value.  No impairment losses were incurred in the periods presented.

k.              Software Development Costs

Certain software development costs incurred subsequent to the establishment of technological feasibility may be capitalized and amortized over the estimated lives of the related products.  Through mid-year 2010, the Company capitalized certain software development costs accordingly.

The Company determined technological feasibility to be established upon completion of (1) product design, (2) detail program design, (3) consistency between product and program design and (4) review of detail program design to ensure that high risk development issues have been resolved.  Upon the general release of the COPsync service offering to customers, development costs for that product were amortized over fifteen years based on management’s then estimated economic life of the product.

The Company has not capitalized any of the software development efforts associated with its new product offerings, WARRANTsync, VidTac and COPsync911, because the time period between achieving technological feasibility and product release for both of these product offerings was very short.  As a result, the incurred costs have been recorded as research and development costs in years 2014 and 2013.

l.              Research and Development

Research and development costs are charged to expense as incurred.

m.             Fair Value of Financial Instruments

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and short-term debt approximate fair value due to their relatively short maturities. The carrying amounts of notes payable approximate fair value based on market interest rates currently available to the Company.

The fair value framework requires a categorization of assets and liabilities, which are required at fair value, into three levels based upon the assumptions (inputs) used to price the assets and liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

n.             Revenue Recognition

The Company’s business focus is to sell subscriptions to the COPsync software as a service, which is a real-time, in-car information sharing, communication and data interoperability network for law enforcement agencies.  The Company refers to this service as The COPsync Network.  The agencies subscribe to the service for a specified period of time (usually for twelve to forty-eight months), for a specified number of officers per agency, and at a fixed subscription fee per officer.

In the process of selling the subscription service, the Company also sells computers and computer-related hardware (“hardware”) used to provide the in-vehicle service should the customer not already have the hardware, or wants to upgrade their existing hardware, as well as hardware installation services, the initial agency and officer set-up and training services and, sometimes, software integration services for enhanced service offerings.

The Company’s most common sales are:

1) for new customers – a multiple-element arrangement involving (a) the subscription fee, (b) integration of the COPsync software and a hardware appliance (where the hardware and software work together to deliver the essential functionality of the service) to include related services for hardware installation and agency and officer set-up and training and (c) if applicable, software integration services for enhanced service offerings; and

2) for existing customers – the subscription fees for the annual renewal of an agency’s COPsync subscription service, upon the completion of the agency’s previous subscription period.

The Company recognizes revenue when all of the following have occurred: (1) the Company has entered into a legally binding arrangement with a customer resulting in the existence of persuasive evidence of an arrangement; (2) delivery has occurred, evidenced when product title transfers to the customer; (3) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (4) collection is probable.

The sale of the hardware and related services for hardware installation and agency and officer set-up and training are reported as “Hardware, installation and other revenues” in the Company’s Statement of Operations.  The sale of the VidTac product offering is considered a hardware sale and is reported in this revenue classification.

The subscription fees and software integration services are reported as “software license/subscriptions revenues” in the Company’s Statement of Operations.  The subscription fees include termed licenses for the contracted officers to have access to the service and the right to receive telephonic customer and technical support, as well as software updates, during the subscription period.  Support for the hardware is normally provided by the hardware manufacturer.

The sale of the WARRANTsync and COPsync911 product offerings are reported in “software license/subscriptions revenues”.  The service for each of these products consist of two elements:  (1) an integration element, and (2) a subscription element, both of which are recognized ratably over the service period upon customer acceptance.  WARRANTsync represents a very small portion of our revenues and could be viewed as an enhancement feature to our COPsync Network.

The receipt and acceptance of an executed customer’s service agreement, which outlines all of the particulars of the sale event, is the primary method of determining that persuasive evidence of an arrangement exists.

Delivery generally occurs for the different elements of revenue as follows:

(1) For multiple-element arrangements involving new customers – contractually the lesser period of time of sixty days from contract date or the date officer training services are completed.  The Company requests the agency to complete a written customer acceptance at the time training is completed, which will override the contracted criteria discussed immediately above.

(2) The subscription fee – the date the officer training is completed and written customer acceptance is received.

(3) Software integration services for enhanced service offerings – upon the completion of the integration efforts and verification that the enhanced service offering is available for use by the agency.

Fees are typically considered to be fixed or determinable at the inception of an arrangement, generally based on specific services and products to be delivered pursuant to the executed service agreement. Substantially all of the Company’s service agreements do not include rights of return or acceptance provisions.  To the extent that agreements contain such terms, the Company recognizes revenue once the acceptance provisions or right of return lapses.  Payment terms to customers generally range from net “upon receipt of invoice” to “net 30 days from invoice date.”  Beginning in 2013, the Company adopted a policy of requesting customers purchasing a significant amount of hardware to prepay for the hardware at the time the equipment was ordered from the Company’s suppliers.  These prepayments are recorded on the Company’s Balance Sheet as Current Deferred Revenues.

The Company assesses the ability to collect from its customers based on a number of factors, including credit worthiness of the customer and the past transaction history with the customer.  If the customer is not deemed credit worthy, the Company defers all revenue from the arrangement until payment is received and all other revenue recognition criteria have been met. With the exception of sales to resellers, all of the Company’s customers are local or state governmental agencies.

As indicated above, some customer orders contain multiple elements.  The Company allocates revenue to each element in an arrangement based on relative selling price.  The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence ("TPE"), if VSOE is not available, or the Company’s best estimate of selling price ("ESP"), if neither VSOE nor TPE is available.  The maximum revenue the Company recognizes on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.  Many of the Company’s service agreements contain grants (or discounts) provided to the contracting agency.  These grants or discounts have been allocated across all of the different elements based upon the respective, relative selling price.

The Company determines VSOE for subscription fees for the initial contract period based upon the rate charged to customers on a stand-alone subscription service.  VSOE for renewal pricing is based upon the stated rate for the renewed subscription service, which is stated in the service agreement or contract entered into.  The renewal rate can be equal to or slightly higher than the stated rate in the original contract and is administered on a customer-by-customer basis.  Subscription fee revenue is recognized ratably over the life of the service agreement.

The Company has determined that the selling price of hardware products include the related services for hardware installation and agency and officer set-up and training, as well as integration services for enhanced service offerings, which are sold separately and, as a result, it has VSOE for these products.

For almost all of the Company’s new service agreements, as well as renewal agreements, billing and payment terms are agreed to up front or in advance of performance milestones.  These payments are initially recorded as deferred revenue and subsequently recognized as revenue as follows:

(1) Integration of the COPsync software and a hardware appliance (where the hardware and software work together to deliver the essential functionality of the service) to include related services for hardware installation and agency and officer set-up and training – immediately upon delivery.

(2) The subscription fee – ratably over the contracted subscription period, commencing on the delivery date.

(3) Software integration services for enhanced service offerings – immediately upon the Company’s completion of the integration and verification that the enhanced service is available for the agency’s use.

(4) Renewals – ratably over the renewed subscription or service period commencing on the completion of the previous subscription or service period.

o.             Income Taxes

The Company periodically assesses uncertain tax positions that the Company has taken or expects to take on a tax return (including a decision whether to file or not to file a return in a particular jurisdiction).  The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  The Company evaluated its tax positions and determined that there were no uncertain tax positions for the years ended December 31, 2014 and 2013.

p.             Share Based Compensation

The Company accounts for all share-based payment transactions using a fair-value based measurement method.  The Company calculates stock option-based compensation by estimating the fair value of each option as of its date of grant using the Black-Scholes option pricing model.  These amounts are expensed over the respective vesting periods of each award using the straight-line attribution method.  The Company has historically issued stock options and vested and non-vested stock grants to employees.  Beginning in 2012, the Company also began granting stock options to outside directors.  The condition for vesting of the options has been continued employment or service during the related vesting or restriction period.

q.             Newly Adopted Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its audited financial statements.

Revenue Recognition

ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”, was issued in May 2014.  ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  To achieve this core principle, the guidance provides that an entity should apply the following steps:  (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation.  The Company expects to adopt ASU 2014-09 for the fiscal year ending December 31, 2016 and the Company will continue to assess the impact on its financial statements.

Unrecognized Tax Benefit

In July 2013, the FASB issued guidance that requires entities to present unrecognized tax benefits (UTB) in the financial statements as a reduction to a deferred tax asset (DTA) for a net operating loss (NOL) carryforward when NOL’s exist. Entities whose NOL carryforwards are not available to settle taxes that would result from the disallowance of the tax position, or who do not intend to use their DTA for that purpose, should present their UTB as a liability and should not net the UTB with the DTA.  The guidance became effective for us at the beginning of 2014. This new guidance did not have a material impact on the Company’s consolidated financial statements.

Going Concern

On August 27, 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern (subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which is intended to define management’s responsibility to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern and to provide related footnote disclosures. This standard will be effective for the Company for the year ending on December 31, 2016. Early application is permitted. The Company is currently evaluating the impact of ASU No. 2014-15.

r.             Preferred Stock Issuances with Beneficial Conversion Features

The Company uses the effective conversion price of preferred shares issued based on the proceeds received to compute the intrinsic value of the embedded conversion feature on preferred stock issuances with detachable warrants.  The Company calculates an effective conversion price and uses that price to measure the intrinsic value of the embedded conversion option.